Financial Instruments and Risk Management - Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments [Abstract]
Cash	$ 384.4	$ 447.0
Cash equivalents	9.6	16.8
Cash and cash equivalents	$ 394.0	$ 463.8	$ 479.5	$ 422.0